Summary of Significant Accounting Policies (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Repossessed Assets [Member] | Residential real estate One- to four-family [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 117	$ 513
Valuation Technique(s)	Sales comparison approach	Sales comparison approach
Unobservable Input(s)	Adjustments for differences between comparable sales	Adjustments for differences between comparable sales
Range (Weighted Average)	29.00%	(27.80%)
Repossessed Assets [Member] | Residential Real Estate Land [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value		$ 5
Valuation Technique(s)		Sales comparison approach
Unobservable Input(s)		Adjustments for differences between comparable sales
Range (Weighted Average)		0.00%
Loans [Member] | Residential real estate One- to four-family [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 593
Valuation Technique(s)	Sales comparison approach
Unobservable Input(s)	Adjustments for differences between comparable sales
Range (Weighted Average)	(0.60%)
Maximum [Member] | Repossessed Assets [Member] | Residential real estate One- to four-family [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Range (Weighted Average)	31.00%	20.70%
Maximum [Member] | Repossessed Assets [Member] | Residential Real Estate Land [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Range (Weighted Average)		0.00%
Maximum [Member] | Loans [Member] | Residential real estate One- to four-family [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Range (Weighted Average)	25.30%
Minimum [Member] | Repossessed Assets [Member] | Residential real estate One- to four-family [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Range (Weighted Average)	8.60%	(38.50%)
Minimum [Member] | Repossessed Assets [Member] | Residential Real Estate Land [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Range (Weighted Average)		0.00%
Minimum [Member] | Loans [Member] | Residential real estate One- to four-family [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Range (Weighted Average)	50.60%